REPORTING BY SEGMENT	12 Months Ended
Dec. 31, 2017
REPORTING BY SEGMENT
REPORTING BY SEGMENT

NOTE 3 — REPORTING BY SEGMENT

The Company provides information by segments according to IFRS 8 “Operating Segments,” which establishes standards for reporting by operating segment and related disclosures for products and services, and geographic areas.

The Company’s Board of Directors and Management measures and assesses performance of operating segments based on the operating income of each of the countries where there are Coca-Cola franchises.

The operating segments are determined based on the presentation of internal reports to the Company´s chief strategic decision-maker. The chief operating decision-maker has been identified as the Company´s Board of Directors who makes the Company’s strategic decisions.

The following operating segments have been determined for strategic decision making based on geographic location:

•	Operation in Chile
•	Operation in Brazil
•	Operation in Argentina
•	Operation in Paraguay

The four operating segments conduct their businesses through the production and sale of soft drinks and other beverages, as well as packaging materials.

Expenses and income related to corporate management, have been assigned to the Chilean soft drinks segment, since Chile is the country that manages and pays corporate expenses, which would also be substantially incurred, independent to the existence of foreign subsidiaries.

Total revenues by segment include sales to unrelated customers and inter-segments, as indicated in the consolidated statement of income.

A summary of the Company’s operating segments in accordance to IFRS is as follows:

For the period ended December 31, 2017	Chile Operation	Argentina Operation	Brazil Operation	Paraguay Operation	Intercompany Eliminations	Consolidated total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Softdrinks	391,629,010	444,872,352	387,545,053	113,314,824	(96,999)	1,337,264,240
Other beverages	160,244,448	99,712,939	216,352,694	27,962,406	—	504,272,487
Packaging	—	9,202,768	—	—	(1,860,876)	7,341,892
Net sales	551,873,458	553,788,059	603,897,747	141,277,230	(1,957,875)	1,848,878,619
Cost of sales	(328,579,003)	(294,370,581)	(362,686,353)	(85,346,902)	1,957,875	(1,069,024,964)
Distribution expenses	(54,777,094)	(87,032,428)	(43,483,958)	(7,634,395)	—	(192,927,875)
Administrative expenses	(110,969,260)	(106,504,163)	(109,095,660)	(21,630,238)	—	(348,199,321)
Finance income	19,057,630	2,116,590	6,575,528	257,906	(16,813,279)	11,194,375
Finance expense	(32,594,796)	(4,663,527)	(34,767,713)	(7,612)	16,813,279	(55,220,369)

Interest expense, net.	(13,537,166)	(2,546,937)	(28,192,185)	250,294	—	(44,025,994)

Share of the entity in income of associates	246,084	(243)	(326,201)	—	—	(80,360)
Income tax expense	(16,871,257)	(17,683,875)	(13,719,506)	(3,522,996)	—	(51,797,634)
Other income (loss)	(11,312,509)	(10,441,173)	(1,855,039)	(213,025)	—	(23,821,746)

Net income of the segment reported	16,073,253	35,208,659	44,538,845	23,179,968	—	119,000,725

Depreciation and amortization	42,688,326	17,648,018	27,879,514	10,948,033	—	99,163,891

Current assets	223,245,173	97,529,488	132,815,545	30,419,844	—	484,010,050
Non-current assets	636,482,010	96,532,150	663,556,969	234,278,288	—	1,630,849,417

Segment assets, total	859,727,183	194,061,638	796,372,514	264,698,132	—	2,114,859,467

Carrying amount in associates and joint ventures accounted for using the equity method, total	33,789,538	—	53,019,531	—	—	86,809,069
Capital expenditures and other	64,480,973	40,347,989	91,198,657	14,476,783	—	210,504,402

Current liabilities	169,508,083	105,886,744	135,595,155	17,297,339	—	428,287,321
Non-current liabilities	463,997,113	1,368,167	393,125,740	14,847,776	—	873,338,796

Segment liabilities, total	633,505,196	107,254,911	528,720,895	32,145,115	—	1,301,626,117

Cash flows provided by in Operating Activities	79,451,122	38,904,028	98,783,329	30,821,869	—	247,960,348
Cash flows (used in) provided by Investing Activities	(49,677,671)	(40,344,994)	(64,331,960)	(14,476,785)	—	(168,831,410)
Cash flows (used in) provided by Financing Activities	(91,800,089)	16,891,759	(3,437,442)	—	—	(78,345,770)

For the period ended December 31, 2016	Chile Operation	Argentina Operation	Brazil Operation	Paraguay Operation	Intercompany Eliminations	Consolidated total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Softdrinks	391,479,133	424,427,824	389,048,385	106,953,951	(334,784)	1,311,574,509
Other beverages	148,948,285	83,518,724	201,097,188	25,051,552	—	458,615,749
Packaging	—	9,112,468	—	—	(1,843,406)	7,269,062
Net sales	540,427,418	517,059,016	590,145,573	132,005,503	(2,178,190)	1,777,459,320
Cost of sales	(319,213,825)	(279,308,400)	(359,156,149)	(78,409,843)	2,178,190	(1,033,910,027)
Distribution expenses	(52,540,986)	(80,066,734)	(44,107,337)	(6,961,838)		(183,676,895)
Administrative expenses	(117,615,991)	(97,788,860)	(109,345,331)	(21,452,613)		(346,202,795)
Finance income	2,426,279	1,095,411	5,800,712	339,290		9,661,692
Finance expense	(16,262,215)	(587,216)	(34,504,760)	(20,780)		(51,374,971)

Interest expense, net*	(13,835,936)	508,195	(28,704,048)	318,510	—	(41,713,279)

Share of the entity in income of associates	717,947	—	(980,529)	—	—	(262,582)
Income tax expense	(19,763,700)	(17,427,278)	(8,911,762)	(2,704,353)	—	(48,807,093)
Other income (loss)	(13,481,333)	(8,284,072)	(9,322,611)	250,478	—	(30,837,538)

Net income of the segment reported	4,693,594	34,691,867	29,617,806	23,045,844	—	92,049,111

Depreciation and amortization	43,619,318	16,445,143	25,666,094	11,603,897	—	97,334,452

Current assets	251,357,854	115,280,140	150,820,924	35,283,479	—	552,742,397
Non-current assets	644,817,201	98,810,807	659,123,444	243,615,898	—	1,646,367,350

Segment assets, total	896,175,055	214,090,947	809,944,368	278,899,377	—	2,199,109,747

Carrying amount in associates and joint ventures accounted for using the equity method, total	23,854,602	—	53,343,179	—	—	77,197,781
Capital expenditures and other	47,755,389	37,029,524	51,779,625	9,239,522	—	145,804,060

Current liabilities	137,438,744	134,624,014	130,279,607	17,192,489	—	419,534,854
Non-current liabilities	509,625,208	(1,981,066)	413,749,384	16,011,340	—	937,404,866

Segment liabilities, total	647,063,952	132,642,948	544,028,991	33,203,829	—	1,356,939,720

Cash flows provided by Operating Activities	71,077,982	54,162,992	67,963,682	30,241,904	—	223,446,560
Cash flows (used in) provided by Investing Activities	(15,781,118)	(37,017,204)	(51,873,047)	(9,244,948)	—	(113,916,317)
Cash flows (used in) provided by Financing Activities	(23,591,062)	(17,777,191)	(36,806,173)	(20,050,099)	—	(98,224,525)

(*) Financial expenses associated with external financing for the purchase of companies, including capital contributions are presented in this item.

For the period ended December 31, 2015	Chile Operation	Argentina Operation	Brazil Operation	Paraguay Operation	Intercompany Eliminations	Consolidated Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Softdrinks	375,993,430	523,460,939	417,508,814	105,709,646	(281,091)	1,422,391,738
Other beverages	138,739,166	93,409,514	189,538,968	24,329,754	—	446,017,402
Packaging	—	10,387,685	—	—	(1,402,569)	8,985,116

Net sales	514,732,596	627,258,138	607,047,782	130,039,400	(1,683,660)	1,877,394,256

Cost of sales	(309,387,177)	(351,139,902)	(369,212,113)	(78,650,614)	1,683,660	(1,106,706,146)
Distribution expenses	(51,642,087)	(97,485,454)	(46,571,390)	(6,791,861)	—	(202,490,792)
Administrative expenses	(105,959,018)	(115,611,438)	(109,802,964)	(21,227,426)	—	(352,600,846)
Finance income	1,859,795	1,669,559	6,239,526	349,495	—	10,118,375
Finance expense	(16,699,299)	(3,916,370)	(35,021,529)	(32,019)	—	(55,669,217)

Interest expense, net*	(14,839,504)	(2,246,811)	(28,782,003)	317,476	—	(45,550,842)

Share of the entity in income of associates accounted for using the equity method, total	777,620	—	(3,105,449)	—	—	(2,327,829)
Income tax expense	(14,949,823)	(16,740,817)	(6,887,666)	(3,064,256)	—	(41,642,562)
Other income (loss)	(15,363,727)	(9,902,996)	(10,809,496)	(1,901,094)	—	(37,977,313)

Net income of the segment reported	3,368,880	34,130,720	31,876,701	18,721,625	—	88,097,926

Depreciation and amortization	40,083,270	21,171,806	26,572,048	12,805,208	—	100,632,332

Current assets	256,380,151	111,228,338	145,809,121	33,992,246	—	547,409,856
Non-current assets	668,605,326	102,027,611	631,923,188	259,395,043	—	1,661,951,168

Segment assets, total	924,985,477	213,255,949	777,732,309	293,387,289	—	2,209,361,024

Carrying amount in associates and joint ventures accounted for using the equity method, total	17,793,784	—	36,396,762	—	—	54,190,546
Capital expenditures and other	50,042,740	30,056,170	25,745,746	7,469,941	—	113,314,597

Current liabilities	81,766,688	113,185,338	164,173,404	21,448,780	—	380,574,210
Non-current liabilities	571,635,493	6,708,979	381,506,922	17,401,120	—	977,252,514

Segment liabilities, total	653,402,181	119,894,317	545,680,326	38,849,900	—	1,357,826,724

Cash flows provided by in Operating Activities	105,897,100	83,290,552	66,272,643	9,448,935	—	264,909,230
Cash flows (used in) provided by Investing Activities	(40,431,754)	(28,732,653)	(29,150,493)	(4,816,170)	—	(103,131,070)
Cash flows (used in) provided by Financing Activities	(50,804,304)	(15,529,951)	(31,576,973)	(649,149)	—	(98,560,377)